Cash generated from operations	12 Months Ended
Sep. 30, 2024
Cash generated from operations
Cash generated from operations

15.    Cash generated from operations

	2024	2023	2022
	$'000	$'000	$'000
(Loss)/profit on continuing operations before tax	(23,977)	(44,113)	53,408
Profit from discontinued operations before tax	(34,028)	(26,421)	11,667
Adjustments for:
Depreciation and impairment	3,157	2,543	1,292
Amortisation of intangible assets	375	91	—
Gain on disposal of fixed assets	(341)	(53)	—
Impairment loss on trade receivables and contract assets	166	12,335	—
Impairment loss on intangible assets	35,003	17,601	—
Change in trade and other receivables	3,366	21,136	(17,949)
Change in trade and other payables	(4,945)	(7,982)	5,586
Share option (credit)/charge	(2,908)	14,118	21,742
Finance income	(930)	(41)	—
Interest payable	223	284	221
Change in fair value of warrants	(6)	(10,638)	(117,394)
Cash (used in)/generated from operations	(24,845)	(21,140)	(41,427)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	44,455	48,966	86,966
Movement in cash	(25,336)	(4,054)	(28,975)
Movement on foreign exchange	(414)	(457)	(9,025)
Movement in net cash/ (debt)	(25,750)	(4,511)	(38,000)
Closing net cash/(debt)	18,705	44,455	48,966
Composition of closing net cash/(debt)
Cash	18,705	44,455	48,966
Bank loans	—	—	—
Net cash/(debt)	18,705	44,455	48,966